Reorganization (Schedule Of Liabilities Subject To Compromise) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Reorganizations [Abstract]
Liabilities Subject to Compromise, Debt and Accrued Interest	$ 1,198	$ 2,482
Aircraft lease and facility bond related obligations	3,716	1,868
Pension and postretirement benefits	1,250	0
Accounts payable and other accrued liabilities	442	489
Other	0	4
Total liabilities subject to compromise	$ 6,606	$ 4,843